Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Intangible Assets

As at December 31, 2014, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(118,230)	6,020
Other intangible assets (FPSO segment)	390	—	390

	124,640	(118,230)	6,410

As at December 31, 2013, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(114,204)	10,046
Customer contracts (FPSO segment)	353	(353)	—
Other intangible assets (FPSO segment)	390	—	390

	124,993	(114,557)	10,436